ENVIRONMENTAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ENVIRONMENTAL LIABILITIES
Schedule of provision for environmental liabilities

	2024	2023
Provision for environmental liabilities	659,082	517,669
Current	245,429	139,395
Non-current	413,653	378,274